Share-based Payments - Movements in Number of Performance Share Units Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - PSUs [member]	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	911,518	913,759
Granted	193,249	342,097
Exercised	(321,357)	(340,880)
Forfeited	(12,121)	(3,458)
Ending balance	771,289	911,518	913,759
Weighted average fair value, Beginning balance	$ 36.67	$ 29.80
Exercisable	280,722
Weighted average fair value, Granted	$ 68.05	52.14
Weighted average fair value, Exercised	30.36	25.74
Weighted average fair value, Forfeited	53.38	42.70
Weighted average fair value, Ending balance	43.21	36.67	$ 29.80
Weighted average fair value, exercisable	28.53
Aggregate intrinsic value	55,870,000	$ 39,176,000	$ 48,674,000
Aggregate intrinsic value, exercisable	$ 20,336,000